Hartford Schroders Diversified Opportunities Fund Investment Objectives and Goals - Hartford Schroders Diversified Opportunities Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Hartford Schroders Diversified Opportunities Fund  <br/>Summary Section(formerly, Hartford Schroders Diversified Growth Fund)
Objective [Heading]	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	The Fund seeks long-term total return.